Note 3 - Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2015
Notes Tables
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
	December 31,
(in thousands)	2015	2014
Healthcare fees	$587	$184
Other	3	5
Total receivables	$590	$189
Less allowance for doubtful accounts	-	-
Total receivables, net	$590	$189